Intangible Assets And Goodwill - Summary of Intangible Assets And Goodwill (Detail) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			€ 171,726,000	€ 84,250,000	€ 84,250,000	€ 34,561,000
Amortisation	€ 509,882	€ 274,514	1,364,784	662,700
Ending Balance	319,055,000		319,055,000		171,726,000	84,250,000	€ 34,561,000
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			213,824,000	127,442,000	127,442,000	50,346,000	29,506,000
Additions					94,326,000	46,985,000	19,613,000
Additions through business combinations under common control					361,000	24,684,000
Additions through business combinations					4,000
Transfer					(4,000)
Disposal					(10,000)	(135,000)
Foreign exchange differences					(8,295,000)	5,562,000	1,227,000
Ending Balance	364,273,000		364,273,000		213,824,000	127,442,000	50,346,000
Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			(42,098,000)	(43,192,000)	(43,192,000)	(15,785,000)	(6,354,000)
Amortisation					(920,000)	(436,000)	(227,000)
Additions through business combinations under common control					(39,000)	(20,057,000)
Transfer					4,000
Disposal					5,000	133,000
Impairment					(366,000)	(4,972,000)	(9,347,000)
Foreign exchange differences					2,410,000	(2,075,000)	143,000
Ending Balance	(45,218,000)		(45,218,000)		(42,098,000)	(43,192,000)	(15,785,000)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			26,000
Ending Balance	26,000		26,000		26,000
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			28,000	6,000	6,000	2,000	2,000
Additions					26,000	4,000
Transfer					(4,000)
Ending Balance	28,000		28,000		28,000	6,000	2,000
Goodwill [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			(2,000)	(6,000)	(6,000)	(2,000)	(2,000)
Transfer					4,000
Impairment						(4,000)
Ending Balance	(2,000)		(2,000)		(2,000)	(6,000)	(2,000)
Assets under construction [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			168,809,000	82,989,000	82,989,000	34,027,000
Additions			140,857,129		48,940,935
Ending Balance	314,496,000		314,496,000		168,809,000	82,989,000	34,027,000
Assets under construction [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			208,787,000	124,938,000	124,938,000	49,325,000	28,934,000
Additions					91,996,000	46,145,000	19,155,000
Additions through business combinations under common control						24,020,000
Disposal						(2,000)
Foreign exchange differences					(8,147,000)	5,450,000	1,236,000
Ending Balance	356,145,000		356,145,000		208,787,000	124,938,000	49,325,000
Assets under construction [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			(39,978,000)	(41,949,000)	(41,949,000)	(15,298,000)	(6,090,000)
Additions through business combinations under common control						(19,661,000)
Impairment					(366,000)	(4,968,000)	(9,347,000)
Foreign exchange differences					2,337,000	(2,022,000)	139,000
Ending Balance	(41,649,000)		(41,649,000)		(39,978,000)	(41,949,000)	(15,298,000)
Patent, trademarks and other rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			384,000	87,000	87,000	93,000
Ending Balance	353,000		353,000		384,000	87,000	93,000
Patent, trademarks and other rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			467,000	104,000	104,000	102,000
Additions							103,000
Additions through business combinations under common control					361,000	121,000
Disposal						(133,000)
Foreign exchange differences					2,000	14,000	(1,000)
Ending Balance	486,000		486,000		467,000	104,000	102,000
Patent, trademarks and other rights [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			(83,000)	(17,000)	(17,000)	(9,000)
Amortisation					(27,000)	(17,000)	(9,000)
Additions through business combinations under common control					(39,000)	(121,000)
Disposal						133,000
Foreign exchange differences						(3,000)
Ending Balance	(133,000)		(133,000)		(83,000)	(17,000)	(9,000)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			2,507,000	1,174,000	1,174,000	441,000
Ending Balance	4,164,000		4,164,000		2,507,000	1,174,000	441,000
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			4,542,000	2,394,000	2,394,000	917,000	570,000
Additions					2,304,000	836,000	355,000
Additions through business combinations under common control						543,000
Additions through business combinations					4,000
Disposal					(10,000)
Foreign exchange differences					(150,000)	98,000	(8,000)
Ending Balance	7,597,000		7,597,000		4,542,000	2,394,000	917,000
Software [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			(2,035,000)	€ (1,220,000)	(1,220,000)	(476,000)	(262,000)
Amortisation					(893,000)	(419,000)	(218,000)
Additions through business combinations under common control						(275,000)
Disposal					5,000
Foreign exchange differences					73,000	(50,000)	4,000
Ending Balance	(3,433,000)		(3,433,000)		(2,035,000)	€ (1,220,000)	€ (476,000)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			0
Ending Balance	16,000		16,000		0
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			0
Ending Balance	17,000		17,000		0
Other intangible assets [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance			0
Ending Balance	€ (1,000)		€ (1,000)		€ 0